4. Deposits - Deposits (Details) - USD ($)	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Banking and Thrift [Abstract]
Inventory deposits	$ 6,500	$ 9,345	$ 179,941
Operating lease deposits	4,500	0	2,000
Deposits	$ 11,000	$ 9,345	$ 181,941